Geographical Location of Revenues And Revenues From Principal Customers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues
Revenues	$ 3,528	$ 4,970	$ 6,769	$ 9,525
Customer A [Member]
Revenues from principal customers
Revenues from principal customers	1,526	638	2,024	1,381
Customer B [Member]
Revenues from principal customers
Revenues from principal customers	238	1,472	824	2,864
Customer C [Member]
Revenues from principal customers
Revenues from principal customers	72	1,430	210	2,832
Customer D [Member]
Revenues from principal customers
Revenues from principal customers	47		704
Customer E [Member]
Revenues from principal customers
Revenues from principal customers	424	206	756	462
India [Member]
Revenues
Revenues	72	1,430	210	2,832
Europe [Member]
Revenues
Revenues	1,303	2,448	2,413	4,447
Latin America [Member]
Revenues
Revenues	459	224	882	544
Japan [Member]
Revenues
Revenues	1,574	638	2,728	1,381
Other [Member]
Revenues
Revenues	$ 120	$ 230	$ 536	$ 321